Leases (Weighted-Average Information Associated with Remaining Operating Lease Obligations) (Details)	Dec. 31, 2019
Weighted average remaining lease term (years)
Operating leases	9 years
Finance leases	16 years 3 months 18 days
Weighted average discount rate
Operating leases	6.40%
Finance leases	6.50%